Expense Example {- Fidelity Asset Manager 40%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 40%	Nov. 28, 2020 USD ($)
Fidelity Advisor Asset Manager 40%: Class A
Expense Example:
1 year	$ 656
3 years	828
5 years	1,014
10 years	1,553
Fidelity Advisor Asset Manager 40%: Class M
Expense Example:
1 year	457
3 years	684
5 years	930
10 years	1,632
Fidelity Advisor Asset Manager 40%: Class C
Expense Example:
1 year	263
3 years	505
5 years	871
10 years	1,900
Fidelity Advisor Asset Manager 40%: Class I
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	714
Fidelity Advisor Asset Manager 40%: Class Z
Expense Example:
1 year	52
3 years	164
5 years	285
10 years	$ 640